Accounts Payable and Accrued Expenses (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Parent Company [Member]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses from continuing operations are summarized in the following table (in thousands):

	December 31, 2025	July 31, 2025
Accounts payable	$89	$99
Accrued redemption	10	10
Accrued other	43	38
Total	$142	$147

Accounts payable and accrued expenses from continuing operations are summarized in the following table (in thousands):

	July 31, 2025	July 31, 2024
Accounts payable	$99	$80
Accrued redemption	10	10
Accrued other	38	20
Total	$147	$110